Stock-Based Compensation - Summary of Fair value of Options Granted Black-Scholes Option-Pricing Model Assumptions (Detail)	9 Months Ended	12 Months Ended
	Mar. 31, 2020	Jun. 30, 2019	Jun. 30, 2018
Share-based Payment Arrangement [Abstract]
Expected term (in years)	6 years 3 months	6 years 3 months	6 years 3 months
Expected volatility, minimum		46.00%	45.00%
Expected volatility, maximum		51.00%	55.10%
Risk-free interest rate, minimum	1.59%	2.19%	2.05%
Risk-free interest rate, maximum	1.88%	2.89%	2.89%
Expected dividend yield	0.00%	0.00%	0.00%